DEAN WITTER INTERMEDIATE TERM U.S. TREASURY TRUST
                     TWO WORLD TRADE CENTER
                    NEW YORK, NEW YORK 10048







                                   May 4, 1998


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Dean Witter Intermediate Term US Treasury Trust
     File #33-57789
     Rule 497(j) Filing

Dear Sir/Madam:

      On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via Edgar with the Securities and Exchange Commission on April 29, 1998.


                                   Very truly yours,
                                /s/ Lou Anne McInnis
                                   Lou Anne McInnis
                                   Assistant Secretary



cc: Randolph Koch
    Barry Fink